PNC TREASURY MONEY MARKET FUND (First Prospectus Summary) | PNC TREASURY MONEY MARKET FUND
PNC TREASURY MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income consistent with stability of principal and liquidity.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC TREASURY MONEY MARKET FUND CLASS A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC TREASURY MONEY MARKET FUND CLASS A
Management Fees		0.25%
Distribution (12b-1) Fees	[1]	0.03%
Shareholder Servicing Fees		0.25%
Other		0.11%
Other Expenses		0.36%
Total Annual Fund Operating Expenses	[2]	0.64%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class A Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on

Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC TREASURY MONEY MARKET FUND CLASS A	65	220	388	876

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests exclusively in short-term direct obligations of the U.S. Treasury, such as Treasury bills and notes, and in other money market funds that invest exclusively in such obligations. The Fund will provide shareholders with at least 60 days' written notice before it will adopt a policy that will permit the Fund to invest less than 100% of its net assets plus any borrowings for investment purposes in such securities.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less as determined under Rule 2a-7 of the Investment

Company Act of 1940. The Fund's dollar-weighted average maturity will not exceed

60 days and the Fund's dollar-weighted average life will not exceed 120 days.

PRINCIPAL RISKS
Interest Rate Risk. The dividend yield paid by the Fund will vary with changes in short-term interest rates. The Fund's yield could decline due to falling interest rates.

Money Market Fund Risk. A Fund's ability to maintain a $1.00 per share net asset value ("NAV") at all times could be affected by a sharp rise in interest rates causing the value of a Fund's investments and its share price to drop, a drop in interest rates that reduces the Fund's yield or the downgrading or default of any of the Fund's holdings. The Securities and Exchange Commission ("SEC")

recently adopted amendments to its rules relating to money market funds. Among other changes, the amendments impose more stringent average maturity limits,

higher credit quality standards and new liquidity requirements on money market funds. Although these amendments are designed to further reduce the risks associated with investments in money market funds, they also may reduce a money market fund's yield potential. The SEC may adopt additional reforms to money market regulation, which reforms may impact the operations and performance of the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the

Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A

Shares from year to year. The performance table measures performance in terms of the average annual total returns of the Fund's Class A Shares. As with all mutual funds,

the Fund's past performance does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_364/Overview.fs or by

calling 1-800-622-FUND (3863). The Fund's 7-day yield as of December 31, 2010 was 0.02%.

The Fund's yield also appears in The Wall Street Journal each Thursday.

Calendar Year Total Returns

Best Quarter        1.21%   (3/31/01)

Worst Quarter       0.00%   (12/31/10)

The Fund's year-to-date total return for Class A Shares through June 30, 2011 was 0.01%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
PNC TREASURY MONEY MARKET FUND CLASS A	Class A Shares	0.01%	1.82%	1.68%